Aggregate Amounts of Annual Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Disclosure [Abstract]
2015	¥ 265,918
2016	128,452
2017	188,851
2018	236,165
2019	199,279
Later fiscal years	163,901
Total	¥ 1,182,566	¥ 1,094,716